Segment Information - Summary of Internal Revenue and Costs Recorded by Each Reportable Segment (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Internal revenue recorded by
Internal cost	£ 20,342	£ 20,895	£ 15,399
Internal revenue	23,723	24,062	19,012
Elimination of Intersegment Amounts [Member]
Internal revenue recorded by
Internal revenue	3,330	3,396	3,323
Elimination of Intersegment Amounts [Member] | BT Consumer [Member]
Internal revenue recorded by
Internal cost	959	970	965
Elimination of Intersegment Amounts [Member] | BT Consumer [Member] | Business and Public Sector [Member]
Internal revenue recorded by
Internal cost	62	60	60
Elimination of Intersegment Amounts [Member] | BT Consumer [Member] | Wholesale and Ventures [Member]
Internal revenue recorded by
Internal cost	1
Elimination of Intersegment Amounts [Member] | BT Consumer [Member] | Openreach [Member]
Internal revenue recorded by
Internal cost	896	910	905
Elimination of Intersegment Amounts [Member] | EE [Member]
Internal revenue recorded by
Internal cost	4	3	13
Elimination of Intersegment Amounts [Member] | EE [Member] | Business and Public Sector [Member]
Internal revenue recorded by
Internal cost	2	3	1
Elimination of Intersegment Amounts [Member] | EE [Member] | Wholesale and Ventures [Member]
Internal revenue recorded by
Internal cost	2		12
Elimination of Intersegment Amounts [Member] | Business and Public Sector [Member]
Internal revenue recorded by
Internal cost	247	259	287
Elimination of Intersegment Amounts [Member] | Business and Public Sector [Member] | BT Consumer [Member]
Internal revenue recorded by
Internal cost	24	21	20
Elimination of Intersegment Amounts [Member] | Business and Public Sector [Member] | Wholesale and Ventures [Member]
Internal revenue recorded by
Internal cost	13	2	5
Elimination of Intersegment Amounts [Member] | Business and Public Sector [Member] | Openreach [Member]
Internal revenue recorded by
Internal cost	210	236	262
Elimination of Intersegment Amounts [Member] | Global Services [Member]
Internal revenue recorded by
Internal cost	187	240	236
Elimination of Intersegment Amounts [Member] | Global Services [Member] | BT Consumer [Member]
Internal revenue recorded by
Internal cost	20	20	23
Elimination of Intersegment Amounts [Member] | Global Services [Member] | Business and Public Sector [Member]
Internal revenue recorded by
Internal cost	32	39	18
Elimination of Intersegment Amounts [Member] | Global Services [Member] | Wholesale and Ventures [Member]
Internal revenue recorded by
Internal cost	10	23	22
Elimination of Intersegment Amounts [Member] | Global Services [Member] | Openreach [Member]
Internal revenue recorded by
Internal cost	125	158	173
Elimination of Intersegment Amounts [Member] | Wholesale and Ventures [Member]
Internal revenue recorded by
Internal cost	292	321	294
Elimination of Intersegment Amounts [Member] | Wholesale and Ventures [Member] | BT Consumer [Member]
Internal revenue recorded by
Internal cost	4	4	4
Elimination of Intersegment Amounts [Member] | Wholesale and Ventures [Member] | EE [Member]
Internal revenue recorded by
Internal cost	37	37	7
Elimination of Intersegment Amounts [Member] | Wholesale and Ventures [Member] | Business and Public Sector [Member]
Internal revenue recorded by
Internal cost	19	20	19
Elimination of Intersegment Amounts [Member] | Wholesale and Ventures [Member] | Openreach [Member]
Internal revenue recorded by
Internal cost	232	260	264
Elimination of Intersegment Amounts [Member] | Openreach [Member]
Internal revenue recorded by
Internal cost	42	39	56
Internal revenue	2,978	3,036	3,058
Elimination of Intersegment Amounts [Member] | Openreach [Member] | Business and Public Sector [Member]
Internal revenue recorded by
Internal cost			1
Elimination of Intersegment Amounts [Member] | Openreach [Member] | Wholesale and Ventures [Member]
Internal revenue recorded by
Internal cost	42	39	55
Elimination of Intersegment Amounts [Member] | Other [Member]
Internal revenue recorded by
Internal cost	1,599	1,564	1,472
Elimination of Intersegment Amounts [Member] | Other [Member] | BT Consumer [Member]
Internal revenue recorded by
Internal cost	18	18	18
Elimination of Intersegment Amounts [Member] | Other [Member] | Wholesale and Ventures [Member]
Internal revenue recorded by
Internal cost	66	74
Elimination of Intersegment Amounts [Member] | Other [Member] | Openreach [Member]
Internal revenue recorded by
Internal cost	1,515	1,472	1,454
Elimination of Intersegment Amounts [Member] | BT Consumer [Member]
Internal revenue recorded by
Internal revenue	66	63	65
Elimination of Intersegment Amounts [Member] | EE [Member]
Internal revenue recorded by
Internal revenue	37	37	7
Elimination of Intersegment Amounts [Member] | Business and Public Sector [Member]
Internal revenue recorded by
Internal revenue	115	122	99
Elimination of Intersegment Amounts [Member] | Wholesale and Ventures [Member]
Internal revenue recorded by
Internal revenue	£ 134	£ 138	£ 94